Average Annual Total Returns - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement 2025 Fund	Sep. 28, 2024
Fidelity Managed Retirement 2025 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	11.83%
Past 5 years	6.24%
Past 10 years	5.24%
Fidelity Managed Retirement 2025 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.86%
Past 5 years	4.95%
Past 10 years	3.55%
Fidelity Managed Retirement 2025 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.13%
Past 5 years	4.53%
Past 10 years	3.69%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
IXZNL
Average Annual Return:
Past 1 year	12.00%
Past 5 years	6.47%
Past 10 years	5.66%